Inventories (Tables)	6 Months Ended
Jun. 30, 2019
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	June 30,	December 31,
	2019	2018
	(in US$’000)
Raw materials	1,865	652
Finished goods	12,358	11,657
	14,223	12,309